Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies:

Contingencies
Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. As of June 30, 2022, management is not aware of any material claims or contingent liabilities, which have not been disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Commitments
The Company operates certain of its vessels under lease agreements. Time charters typically may provide for charterers’ options to extend the lease terms and termination clauses. The Company’s time charters range from 9 to 60 months and extension periods vary from 11 to 27 months. In addition, the time charters contain termination clauses which protect either the Company or the charterers from material adverse events. Variable lease payments in the Company’s time charters vary based on changes on freight market index. The Company has the option to convert some of these variable lease payments to fixed based on the prevailing Capesize forward freight agreement rates.
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2022, using the initial charter rates for index-linked time charters (these amounts do not include any assumed off-hire):

Twelve month periods ending June 30,	Amount
2023	101,465
2024	39,171
2025	15,056
2026	12,911
2027	-
Total	168,603

In April 2018, the Company moved into its new office spaces under a five-year lease term, with a Company’s option to extend the lease term for another five-year term. On September 16, 2020, the lease term was amended, whereby the lease term was set for ten years (i.e., April 2028), with a Company’s option to extend the lease term for two consecutive five-year terms thereafter. The monthly rent was Euro 13,000 (or $14 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.0387 as of June 30, 2022) until the September 2020 renewal, and was amended to a constant Euro 12,747 (or $13 based on the Euro/U.S. dollar exchange rate of €1.0000: $1.0387 as of June 30, 2022) thereafter. The monthly rent was adjusted annually by one percent for inflation until the September 2020 renewal. Under ASC 842, the lease is classified as an operating lease and a lease liability and right-of-use asset based on the present value of future minimum lease payments have been recognized on the balance sheet. The monthly rent expense is recorded in general and administration expenses. The rent expense for the periods ended June 30, 2022 and 2021 was $83 and $91, respectively.
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2022:

Twelve month periods ending June 30,	Amount
2023	125
2024	125
2025	125
2026	125
Thereafter	217
Total	717
Less: imputed interest	(177)
Present value of lease liabilities	540

Lease liabilities, current	108
Lease liabilities, non-current	432
Present value of lease liabilities	540